Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Nature of Operations [Abstract]
Schedule of Details of Impairment
During 2016, the Company decided to re-organize its mode of operation with respect to its functional inkjet technology (FIT) activity. As part of this change, in the financial statements for the year ended December 31, 2016, an obsolescence provision was recorded against the remaining Gryphon inventory, fixed assets and intangible assets and an adjustment was made to related liabilities, as follows:

		Year ended
		December 31,
		2016
		U.S. Dollars
Account	Nature of impact	(in thousands)

Cost of Revenues	Inventory write-off and other	4,931
Reorganization and impairment	Revaluation of IIA liabilities	*(4,962)
Reorganization and impairment	Other	903

*see Note 10E		872